PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 -	PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2014	2015

Buildings	$76,779	$72,643
Machinery	6,375	7,594
Software	3,718	6,263
Vehicles	4,122	4,012
Electronic and other equipment	20,682	25,942
Construction in progress	1,997	1,159
	$113,673	$117,613

Less: Accumulated depreciation	(31,328)	(37,391)

	$82,345	$80,222

Total property, plant and equipment with carrying values of $3,881 and $1,161 were pledged to secure short-term bank loans (note 14) as of June 30, 2014 and 2015, respectively.

Buildings and vehicles with a total carrying value of $35,114 and $32,077 were pledged to secure long-term bank loans as of June 30, 2014 and 2015, respectively (note 15).

Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and, in addition, as of June 30, 2014, the expenditures related to the SAP system purchased.

The depreciation expenses for the years ended June 30, 2013, 2014 and 2015 were $6,224, $7,051 and $8,508, respectively.

Assets leased to others under operating leases

The Company has entered into an operating lease contract with a third party related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2014	2015

Buildings leased to others - at original cost	$10,892	$10,962
Less: accumulated depreciation	(3,547)	(3,808)
Buildings leased to others - net	7,345	7,154